Balance Sheet Components - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Cash	$ 250,672	$ 869		$ 1,361
Cash equivalents:
Deposits				76
Total cash and cash equivalents	257,165	11,362	$ 3,624	16,848
Cash equivalents:
Money market funds	$ 6,493	$ 10,493		$ 15,411